SUPPLEMENTARY INSURANCE INFORMATION (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Sep. 30, 2021 segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of operating segment | segment	2	1
Insurance reserves	$ 8,497		$ 8,497	$ 1,339	$ 856
Deferred acquisition costs	776		776	0	0
Reinsurance assets	169		169	190	197
Benefit expenses			310	63	39
Benefit expenses ceded			(18)	(25)	(14)
Gross premiums			7,207	431	504
Ceded premiums			(1)	(1)	(179)
Reinsurance
Disclosure of operating segments [line items]
Insurance reserves	6,254		6,254	0	0
Deferred acquisition costs	776		776	0	0
Net investment income on reserve assets	47		47	0	0
Benefit expenses			220	0	0
Gross premiums			6,190	0	0
Amortization of deferred acquisition costs and other			1	0	0
Pension Risk Transfer
Disclosure of operating segments [line items]
Insurance reserves	2,243		2,243	1,339	856
Reinsurance assets	169		169	190	197
Net investment income on reserve assets	$ (3)		(3)	82	56
Benefit expenses			90	63	39
Benefit expenses ceded			18	25	14
Gross premiums			1,017	431	504
Ceded premiums			$ (1)	$ (1)	$ (179)